STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure Of Statements Of Comprehensive Loss Additional Information Abstract
STATEMENTS OF COMPREHENSIVE LOSS – ADDITIONAL INFORMATION
NOTE 20: -	STATEMENTS OF PROFIT OR LOSS – ADDITIONAL INFORMATION

a.	Cost of revenues:

	Year ended December 31,
	2022	2021	2020

Salaries and benefits	$238	$514	$508
Materials and sub-contractors	671	253	66

	$909	$767	$574

b.	Research and development, net:

	Year ended December 31,
	2022	2021	2020

Salaries and benefits	$11,545	$10,841	$9,198
Share-based compensation	593	1,348	2,227
Materials and sub-contractors	5,514	5,709	3,817
Plant growth and greenhouse maintenance	839	802	628
Rentals and office maintenance	437	682	684
Depreciation and amortization	2,540	2,234	2,709
Loss from derecognition of property, plant and equipment	-	121	-
Other	50	46	45
Participation in respect of government grants	(726)	(658)	(2,021)

	$20,792	$21,125	$17,287

c.	Sales and marketing:

	Year ended December 31,
	2022	2021	2020

Salaries and benefits	$2,475	$1,424	$1,002
Share-based compensation	323	574	1,115
Subcontractors and professional fees	883	554	462
Travel	76	39	58
Legal	120	87	35
Other	56	60	-

	$3,933	$2,738	$2,672

d.	General and administrative:

	Year ended December 31,
	2022	2021	2020

Salaries and benefits	$2,929	$2,866	$2,362
Share-based compensation	270	687	755
Professional fees	2,876	3,484	2,023
Other	407	216	181

	$6,482	$7,253	$5,321

e.

Other income:

During the year ended December 31, 2022, the Company received an amount of $3,500 from Bayer Cropscience LP under their joint seed traits collaboration agreement with Evogene, as part of a restructuring and release of its patent filing, prosecution, and maintenance obligation under the collaboration. According to the agreement, the Company has no further filing, prosecution, and maintenance obligation with respect to the patent rights deriving from this collaboration.

f.	Financing income and expenses

Financing income:

	Year ended December 31,
	2022	2021	2020

Exchange differences	$319	$1,525	$1,361
Interest income	182	291	230
Financial expenses in respect of government grants	15	-	-
Change in the fair value of marketable securities	-	119	-

	$516	$1,935	$1,591

Financing expenses:

	Year ended December 31,
	2022	2021	2020

Bank expenses and commissions	$76	$88	$32
Exchange differences	2,060	460	350
Change in the fair value of marketable securities	721	181	34
Pre-funded warrants issuance expenses	-	-	211
Revaluation of pre-funded warrants	-	212	1,944
Lease liability interest	165	315	237
Revaluation of Convertible SAFE	114	-	-
Financial expenses in respect of government grants	193	158	143

	$3,329	$1,414	$2,951